Personnel Costs - Summary of Measurement of Restricted Stock Unit Plan Based On Binomial Model (Detail) - 2021 Stock Option Plan ("SOP 2021") - Restricted Stock Units - € / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RSUP 2021
Disclosure Of Measurement Of Other Equity Instruments Granted During Period [Line Items]
Exercise price	€ 0	€ 0	€ 0
Remaining term in years			4 years 3 months 18 days
Expected dividend yield	0.00%	0.00%	0.00%
RSUP 2021 | Bottom of range
Disclosure Of Measurement Of Other Equity Instruments Granted During Period [Line Items]
Term in years	4 years 6 months	4 years 6 months	4 years 6 months
Remaining term in years	2 years 3 months 18 days	3 years 3 months 18 days
Share price as of the valuation date	€ 19.76	€ 19.76	€ 62.9
Expected volatility	38.89%	38.89%	39.75%
Risk-free interest rate	(0.62%)	(0.62%)	(0.62%)
RSU-value	€ 19.76	€ 19.76	€ 62.9
RSUP 2021 | Top of range
Disclosure Of Measurement Of Other Equity Instruments Granted During Period [Line Items]
Term in years	5 years 3 months 18 days	5 years 3 months 18 days	4 years 9 months 18 days
Remaining term in years	3 years 3 months 18 days	4 years 3 months 18 days
Share price as of the valuation date	€ 80.6	€ 80.6	€ 80.6
Expected volatility	45.59%	45.59%	39.83%
Risk-free interest rate	1.92%	1.92%	(0.60%)
RSU-value	€ 80.6	€ 80.6	€ 80.6
RSUP 2022
Disclosure Of Measurement Of Other Equity Instruments Granted During Period [Line Items]
Exercise price	€ 0
Remaining term in years	4 years 3 months 18 days
Expected dividend yield	0.00%
RSUP 2022 | Bottom of range
Disclosure Of Measurement Of Other Equity Instruments Granted During Period [Line Items]
Term in years	4 years 6 months
Share price as of the valuation date	€ 16.2
Expected volatility	39.88%
Risk-free interest rate	2.30%
RSU-value	€ 16.2
RSUP 2022 | Top of range
Disclosure Of Measurement Of Other Equity Instruments Granted During Period [Line Items]
Term in years	5 years 3 months 18 days
Share price as of the valuation date	€ 23.5
Expected volatility	45.72%
Risk-free interest rate	2.77%
RSU-value	€ 23.47